Financial instruments and financial risk management	6 Months Ended
Jun. 30, 2021
Financial instruments and financial risk management
Financial instruments and financial risk management

19.Financial instruments and financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss.  The Company’s primary exposure to credit risk is on its cash and cash equivalents held in bank accounts. The majority of cash is deposited in bank accounts held with major financial institutions in Canada.  As most of the Company’s cash is held by one financial institution there is a concentration of credit risk.  This risk is managed by using major financial institutions that are high credit quality financial institutions as determined by rating agencies.  The Company’s secondary exposure to risk is on its receivables.  This risk is minimal as receivables consist primarily of refundable government goods and services taxes and interest receivable from major financial institutions with high credit ratings.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

Historically, the Company's source of funding has been shareholder loans and the issuance of equity securities for cash, primarily through private placements and public offerings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s non-derivative financial liabilities as at June 30, 2021 and December 31, 2020. We have excluded derivative liabilities from the table because they are settled by shares (see note 11).

		Between one	More than
At June 30, 2021	Within one year	and five years	five years
Trade payables	$1,880,002	$—	$—
Accrued liabilities	2,783,467	—	—
Due to related parties	241	—	—
Lease liabilities	575,756	733,108	739,435
	$5,239,466	$733,108	$739,435

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	$—	$—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk as it incurs some expenditures that are denominated in CAD while its functional currency is USD. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following is an analysis of financial assets and liabilities that are denominated in CAD:

		June 30,
	June 30,	2020
	2021	Restated
Cash and cash equivalents	$415,858	$351,269
Restricted cash	82,756	75,482
Receivables	129,227	129,240
Lease liabilities	(1,518,084)	(450,408)
Trade payables and accrued liabilities	(885,584)	(402,659)
	$(1,775,827)	$(297,076)

Based on the above net exposures, as at June 30, 2021, a 10% change in the CAD to the USD exchange rate would impact the Company’s net loss by $177,583 (June 30, 2020 – 29,708).

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash equivalents as these instruments have original maturities of 12 months or less and are therefore exposed to interest rate fluctuations on renewal. A 1% change in market interest rates would have an impact on the Company’s net loss of $50,000 for the six months ended June 30, 2021 (June 30, 2020 - $365,000).

Classification of financial instruments

Financial assets included in the consolidated statements of financial position are as follows:

	June 30,	December 31,
	2021	2020
Amortized cost:
Cash and cash equivalents	$250,028,791	$129,450,676
Restricted cash	163,256	143,800
Receivables	203,781	159,664
	$250,395,828	$129,754,140

Financial liabilities included in the consolidated statements of financial position are as follows:

	June 30,	December 31,
	2021	2020
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$4,663,710	$3,461,339
Lease liabilities	2,048,299	1,075,773
Derivative financial liabilities at fair value through profit or loss:
Derivative liability	7,990,734	17,899,855
	$14,702,743	$22,436,967

Fair value

The fair value of the Company’s financial assets and liabilities, other than the derivative liability which is measured at fair value, approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 – Inputs that are not based on observable market data.

Financial liabilities measured at fair value at June 30, 2021 include the derivative liability, which consists of non-transferrable warrants. The fair value of the non-transferrable warrants is classified as level 2 in the fair value hierarchy.

The fair value of the derivative liability relating to the non-transferrable warrants was calculated using the Black-Scholes Option Pricing Model using historical volatility of comparable companies as an estimate of future volatility. At June 30, 2021, if the volatility used was increased by 10% the impact would be an increase to the derivative liability of $371,925 (June 30, 2020 - $418,457) with a corresponding increase in loss and comprehensive loss.